Inventory (Details) - USD ($)	Jun. 30, 2020	Dec. 31, 2019
Inventory Disclosure [Abstract]
Raw materials	$ 1,208,021	$ 1,041,256
Work in progress	1,038,681	1,566,147
Finished goods	3,409,325	3,060,518
Total production inventory	5,656,027	5,667,921
Inventory held for customer service/warranty		56,409
Total inventory	5,656,027	5,724,330
Reserve	(1,048,608)	(1,052,934)
Total inventory, net	$ 4,607,419	$ 4,671,396